Subsequent Events	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021
Subsequent Events [Line Items]
Subsequent Events

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the audited financial statements were issued. Based upon this review, the Company determined that there have been no events that have occurred that would require adjustment to or disclosure in the financial statements other than as described below, the consummation of the Business Combination described in Note 1 above, and in Note 2 — Restatement of Previously Issued Financial Statements.

Proposed Business Combination Prior to the Business Combination

On March 8, 2021, the Company entered into a merger agreement (the “Merger Agreement”) with Ambulnz, Inc. dba DocGo (“DocGo”) pursuant to which DocGo would merge with a newly incorporated subsidiary of the Company (the “Merger”), with DocGo being the surviving entity of the Merger and becoming a wholly-owned subsidiary of the Company. The Merger is expected to be consummated in the second quarter of 2021, following the receipt of required approval by the stockholders of the Company and DocGo, required regulatory approvals, and the fulfillment of other conditions.

Consideration

Upon consummation of the Merger, DocGo stockholders will receive 83,600,000 shares of the Company’s Class A common stock as consideration and up to 5,000,000 additional shares of the Company’s Class A common stock as earn-out consideration issuable in the future upon attainment of the following stock price conditions: (i) 1,250,000 shares if the closing stock price equals or exceeds $12.50 per share on any 20 trading days in a 30-trading-day period at any time until the first anniversary of the closing date; (ii) 1,250,000 shares if the closing stock price equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the third anniversary of the closing date; (iii) 1,250,000 shares if the closing stock price equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the third anniversary of the closing date; and (iv) 1,250,000 shares if the closing stock price stock equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the fifth anniversary of the closing date.

Sponsor Escrow Agreement

Pursuant to the Merger Agreement, the Company’s Sponsor will enter into an escrow agreement (the “Sponsor Escrow Agreement”) with the Company and Continental Stock Transfer & Trust Company, as escrow agent, providing that, immediately following the closing of the Merger, the Sponsor shall deposit 575,000 shares of the Company’s Class A common stock (the “Sponsor Earnout Shares”) into escrow. The Sponsor Escrow Agreement will provide that such Sponsor Earnout Shares will either be released to the Sponsor or terminated and canceled by the Company if certain stock price conditions are met or not, as follows: (i) with respect to 287,500 Sponsor Earnout Shares, the closing stock price equals or exceeds $12.50 per share on any 20 trading days in a 30-trading-day period at any time until the third anniversary of the closing date, and (ii) with respect to 287,500 Sponsor Earnout Shares, the closing stock price equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time at any time until the fifth anniversary of the closing date.

Lock-Up Agreements

Concurrently with the execution of the Merger Agreement, the Company, DocGo and Doc stockholders who will hold 72.19% of the fully-diluted equity of Company following the consummation of the Merger entered into lock-up agreements providing that such Company stockholders will not transfer the consideration shares for earn-out shares received by such stockholders for a period of six months following the consummation of the Merger, in each case on the terms and subject to the provisions set forth therein.

Sponsor Waiver Agreement

Concurrently with the execution of the Merger Agreement, the Company, the Sponsor and DocGo entered into an agreement providing for the Sponsor’s waiver of the anti-dilution and conversion price adjustments set forth in the Company’s Amended and Restated Certificate of Incorporation. As a result of such waiver, all outstanding Class B common stock of the Company would have converted on a one-to-one basis into the Company’s Class A Common Stock concurrently with the closing of the Merger Agreement. Prior to the date hereof, the holders of Class B Common Stock converted their shares of Class B Common Stock to shares of Class A Common Stock on a one-to-one basis.

Other Agreements

The Merger Agreement also calls for additional agreements, including, among others, non-competition agreements, employment agreements, voting support agreements, and a registration rights agreement.

PIPE Subscription Agreements Prior to the Business Combination

The Company engaged Barclays Capital Inc. and Deutsche Bank Securities Inc. as co-lead private placement agents, and engaged Canaccord Genuity LLC as co-placement agent for a private placement of the Company’s Class A common stock.

Concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements (“Subscription Agreements”) with certain qualified institutional buyers and institutional accredited investors (collectively, the “Investors”), pursuant to which the Company will, substantially concurrently with, and contingent upon, the consummation of the Merger, issue an aggregate of 12,500,000 shares of the Company’s Class A Common

Stock to the Investors at a price of $10.00 per share, for aggregate gross proceeds to the Company of $125,000,000 (the “PIPE”). The closing of the Subscription Agreements is conditioned upon, among other things, (i) the substantially concurrent consummation of the Merger, (ii) the accuracy of all representations and warranties of the Company and the Investors in the Subscription Agreements, and (iii) the Merger Agreement shall not have been amended or modified, and no waiver shall have occurred thereunder, that would reasonably be expected to materially and adversely affect the economic benefits that the Investor would reasonably expect to receive under the Subscription Agreement without having received the Investor’s prior written consent.

The Company has agreed that, as soon as reasonably practicable, but in no event later than 30 calendar days following the closing date of the Merger, it shall file a registration statement with the SEC covering the resale by the Investors of the shares of the Company Common Stock issued to them in the PIPE and use its best efforts to have such registration statement declared effective as promptly as practicable thereafter, but in no event later than the earlier of 60 calendar days after filing (or 90 calendar days in the event the SEC issues written comments) or the 10th business day after the Company is notified that the registration statement will not be subject to review or further review.

The shares of the Company’s Class A common stock were offered and sold to the Investors in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act, based on the fact that the sale will have been made without any general solicitation or advertising and based on representations from each Investor that (a) it was a “qualified institutional buyer” (as defined in Rule 144A under the Securities Act) or an institutional “accredited investor” (within the meaning of Rule 501(a) under the Securities Act), (b) it was purchasing the shares of the Company Common Stock for its own account investment, and not with a view to distribution, (c) it had been given full and complete access to information regarding the Company, DocGo, and the Merger, and (d) it understood that the offer and sale of the shares of the Company’s common stock was not registered and the shares may not be publicly sold or otherwise disposed of without registration under the Securities Act or an applicable exemption therefrom.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were available to be issued, and determined that there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements, except as noted below.

On November 5, 2021, the Company, Motion Merger Sub Corp., and Ambulnz consummated the Business Combination, as further described in Note 1.

DocGo Inc. and Subsidiaries [Member]
Subsequent Events [Line Items]
Subsequent Events

20. Subsequent Events

Pursuant to the Mid Atlantic asset purchase agreement forementioned in Note 4, Acquisition of Businesses and Asset Acquisitions, a capital call notice was delivered to the members of FMC NA in 2022. A contribution of $2.06 million by the non-controlling member was received on January 27, 2022.

On March 7, 2022, the Company signed an agreement to fund its captive insurance company’s self-depleting trust account with $6.8M, which will be utilized for future insurance claims. The $6.8M funded is restricted to be used for monthly expenses related to the Company’s self-insurance claims.